INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 10,560
Accumulated amortization and impairment charges	10,108
Unamortized balance	452	739
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	3,889
Accumulated amortization and impairment charges	3,594
Unamortized balance	295	555
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,181
Accumulated amortization and impairment charges	1,049
Unamortized balance	132	163
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,490
Accumulated amortization and impairment charges	5,465
Unamortized balance	$ 25	$ 21